Expense Example - All Country Research Enhanced Equity ETF - ETF	Sep. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71